IOWA PUBLIC AGENCY
INVESTMENT TRUST

Interim Financial Report
December 31, 2002

www.ipait.org

Sponsored by the
 Iowa Association of Municipal Utilities
Iowa State Association of Counties
Iowa League of Cities

[THIS PAGE LEFT BLANK INTENTIONALLY]

Trustees' Report

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 2002. During this six-month period, negative sentiment on Wall Street and geopolitical uncertainty were overriding concerns for the financial markets. Fearing these concerns could undermine the gradual economic recovery, the Federal Reserve cut the federal funds rate another 1/2 percent in November, sending money market rates to their lowest levels since the early 1960's.

Investment rates for IPAIT followed this monetary trend. Throughout these changing market conditions, IPAIT maintained a consistent focus upon its three complementary investment objectives: protection of a participant's invested funds, maintenance of the necessary degree of liquidity to accommodate participant cash management needs, and providing participants with an excellent market rate of return.

IPAIT's investment programs continue to serve numerous participants and maintain large amounts of invested funds. As of December 31, 2002, a combined total of over 380 cities, counties, municipal utilities and 28E organizations were authorized to invest in IPAIT. On given days during the semi-annual period, combined total assets invested within the liquid funds and fixed term program flirted with $500 million.

IPAIT also continued to introduce enhancements to participants via www.ipait.org and IPASonline. These two innovative components provide participants with real-time access to every component of IPAIT operation, including electronic transaction investments and withdrawals. Approximately fifty-five percent of participants now receive e-mail notifications alerting the presence of confirmations and statements available for viewing on IPASonline, eliminating a great deal of paper and postage.

The Board of Trustees is very pleased with the success of the IPAIT cash management program and, as always, would welcome any comments or suggestions that you might have. Our goal is to provide a cash management program that is increasingly responsive to member needs.

Respectfully,

Don Kerker, Chair
Board of Trustees

Management Discussion

Money market rates are now at the lowest levels since the early 1960s. The Federal Reserve cut the federal funds rate another 1/2 percent in early November, fearing that the negative sentiment on Wall Street and the uncertainty of the Iraq situation could undermine the recovery.

Both monetary and fiscal policies are now at full throttle. Short-term interest rates are below the rate of inflation, giving businesses and consumers enormous incentive to borrow. Lower long-term interest rates combined with rising housing prices have produced a record mortgage refinancing wave. The Federal budget has swung from a record surplus to deficit and the Republican sweep of Congress implies that even more fiscal stimulus is on the way. The U.S. dollar has declined from its peak, reducing a significant headwind for U.S. manufacturers.

The economy has responded to these stimulative forces. Third quarter GDP was stronger than expected, retail sales exceeded estimates in November, claims for unemployment insurance are beginning to decline, businesses are starting to increase spending on equipment and software, and housing starts remain healthy. Still the Fed is not expected to raise rates until economic growth is solid for a few quarters in a row.

Despite today's low yield environment, the IPAIT Diversified Fund continues to provide a competitive yield relative to other short-term investment opportunities.

As always, the IPAIT program emphasizes three elements: safety, liquidity, and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,

Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2002
(Showing Percentage of Net Assets)

		Yield at
Par		Time of		Amortized
Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 31.13%
$2,585,000	Federal Home Loan Mortgage Corporation, Discount Note	1.68%	01/09/03	$2,584,052
10,000,000	Student Loan Marketing Association, Discount Note	1.73%	01/27/03	9,987,722
10,000,000	Federal National Mortgage Association, Discount Note	1.30%	01/30/03	9,989,689
2,580,000	Federal Home Loan Bank, Discount Note	1.29%	02/14/03	2,575,995
10,000,000	Federal National Mortgage Association, Discount Note	1.30%	02/14/03	9,984,355
9,675,000	Federal National Mortgage Association, Discount Note	1.29%	02/19/03	9,658,276
4,674,000	Federal Home Loan Bank, Discount Note	1.29%	02/21/03	4,665,591
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.29%	02/27/03	9,979,892
12,059,000	Federal Home Loan Bank, Discount Note	1.29%	02/28/03	12,034,326
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.30%	03/13/03	9,974,755
1,100,000	Federal Home Loan Mortgage Corporation, Discount Note	1.32%	03/13/03	1,097,180
10,000,000	Federal National Mortgage Association, Discount Note	1.74%	03/19/03	9,963,639
	TOTAL (cost -- $92,495,472)			$92,495,472

COUPON SECURITIES -- 25.07%
$5,000,000	Federal National Mortgage Association, Variable Rate, 1.59%*	1.79%	01/10/03	$4,999,951
4,626,000	Federal National Mortgage Association, 5.25%	1.73%	01/15/03	4,632,144
885,000	Federal Home Loan Bank, 2.25%	1.80%	02/05/03	885,366
5,000,000	Federal National Mortgage Association, 5.00%	1.30%	02/14/03	5,021,952
5,500,000	Federal National Mortgage Association, 5.00%	1.31%	02/14/03	5,524,063
2,100,000	Federal National Mortgage Association, 5.00%	1.35%	02/14/03	2,108,907
1,500,000	Federal National Mortgage Association, 5.00%	1.35%	02/14/03	1,506,362
12,000,000	Federal Home Loan Bank, 5.00%	1.30%	02/14/03	12,052,684
2,000,000	Federal Home Loan Mortgage Corporation, 7.00%	1.83%	02/15/03	2,012,958
15,000,000	Student Loan Marketing Association, Variable Rate, 1.31%*	1.85%	02/18/03	14,999,992
3,000,000	Federal National Mortgage Association, Variable Rate, 1.49%*	1.88%	02/21/03	3,000,831
2,840,000	Federal Home Loan Bank, 5.00%	1.77%	02/28/03	2,854,382
2,000,000	Federal Home Loan Bank, 5.00%	1.29%	02/28/03	2,011,627
1,000,000	Federal Home Loan Bank, Variable Rate, 1.53%*	1.81%	03/04/03	1,000,410
7,000,000	Federal Home Loan Bank, Variable Rate, 1.53%*	1.76%	03/04/03	7,003,109
4,825,000	Federal National Mortgage Association, 5.75%	1.73%	04/15/03	4,879,994
	TOTAL (cost -- $74,494,732)			$74,494,732

See accompanying notes to financial statements.
*Denotes floating rate investment with interest rate as of December 31, 2002

CERTIFICATES OF DEPOSIT -- 5.43%
$500,000	American Bank, LeMars	3.20%	01/03/03	$500,000
400,000	Exchange Bank, Collins	3.25%	01/07/03	400,000
400,000	Exchange Bank, Collins	3.25%	01/07/03	400,000
250,000	Tri County Bank & Trust, Cascade	3.00%	01/13/03	250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	3.00%	01/16/03	250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	3.00%	01/22/03	250,000
500,000	First Federal Bank, Newton	2.25%	02/03/03	500,000
500,000	First Central State Bank, DeWitt	2.25%	02/03/03	500,000
500,000	Community First National Bank, Decorah	2.25%	02/03/03	500,000
1,000,000	Liberty Bank, West Des Moines	3.00%	02/04/03	1,000,000
250,000	Citizens Bank, Sac City	2.25%	02/10/03	250,000
500,000	Premier Bank, Rock Valley	2.25%	02/25/03	500,000
500,000	First National Bank, Fairfield	2.25%	03/03/03	500,000
1,000,000	St. Ansgar State Bank, St. Ansgar	2.25%	03/04/03	1,000,000
1,500,000	Union State Bank, Winterset	1.50%	03/11/03	1,500,000
500,000	Freedom Financial Bank, West Des Moines	2.25%	03/12/03	500,000
1,000,000	Community First National Bank, Decorah	1.50%	03/17/03	1,000,000
250,000	Citizens Bank, Sac City	3.00%	03/18/03	250,000
500,000	Valley State Bank, Eldridge	3.00%	03/19/03	500,000
500,000	Union State Bank, Winterset	1.50%	03/31/03	500,000
250,000	Citizens Bank, Sac City	2.00%	04/01/03	250,000
200,000	Maxwell State Bank, Maxwell	3.50%	04/23/03	200,000
500,000	Ft. Madison Bank & Trust, Ft. Madison	1.88%	04/30/03	500,000
500,000	Farmers State Bank, Hawarden	1.75%	05/27/03	500,000
500,000	First American Bank, Ames	3.50%	06/17/03	500,000
250,000	Citizens Bank, Sac City	3.00%	08/13/03	250,000
500,000	Premier Bank, Rock Valley	3.00%	08/29/03	500,000
500,000	First American Bank, Ames	2.80%	09/30/03	500,000
900,000	First State Bank, Ida Grove	2.00%	11/25/03	900,000
1,000,000	Liberty Bank, West Des Moines	2.00%	12/09/03	1,000,000
	TOTAL (cost -- $16,150,000)			$16,150,000

See accompanying notes to financial statements.

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 38.14%
$56,670,000	Merrill Lynch, Repurchase Agreement	1.18%	01/02/03	$56,670,000
56,670,000	UBS Warburg, Repurchase Agreement	1.25%	01/02/03	56,670,000
	TOTAL (cost -- $113,340,000)			$113,340,000

TOTAL INVESTMENTS -- 99.77% (cost -- $296,480,204)				$296,480,204

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .23%
	(Includes $93,618 payable to IMG and $216,785
	dividends payable to unitholders)			$692,397

NET ASSETS -- 100%
	Applicable to 297,172,601 outstanding units			$297,172,601

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($297,172,601
	divided by 297,172,601 units outstanding)

See accompanying notes to financial statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2002
(Showing Percentage of Net Assets)

		Yield at
Par		Time of		Amortized
Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 30.37%
$7,500,000	U. S. Treasury Bill	1.62%	01/23/03	$7,492,712
7,500,000	U. S. Treasury Bill	1.62%	02/20/03	7,483,490
2,500,000	U. S. Treasury Bill	1.69%	03/13/03	2,491,840
3,067,000	Israel Government Trust Certificate	1.74%	05/15/03	3,047,439
3,000,000	Government Coupon Receipt Strips	1.38%	07/21/03	2,977,236
	TOTAL (cost -- $23,492,717)			$23,492,717

COUPON SECURITIES -- 5.36%
$1,500,000	Housing Urban Development, 7.126%	1.91%	08/01/03	$1,544,802
2,500,000	Private Export Funding, 7.03%	2.02%	10/31/03	2,602,110
	TOTAL (cost -- $4,146,912)			$4,146,912

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 64.30%
$49,731,000	UBS Warburg, Repurchase Agreement	1.13%	01/02/03	$49,731,000
	TOTAL (cost -- $49,731,000)			$49,731,000

TOTAL INVESTMENTS -- 100.03% (cost -- $77,370,629)				$77,370,629

EXCESS OF TOTAL LIABILITIES OVER OTHER ASSETS -- (.03%)
	(Includes $27,486 payable to IMG and $59,005
	dividends payable to unitholders)			($21,674)

NET ASSETS -- 100%
	Applicable to 77,348,955 outstanding units			$77,348,955

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($77,348,955
	divided by 77,348,955 units outstanding)

See accompanying notes to financial statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF OPERATIONS (Unaudited)
For the period July 1, 2002 to December 31, 2002

		Direct Government
	Diversified Portfolio	Obligation Portfolio
INVESTMENT INCOME:
Interest	$2,272,474	$640,495

EXPENSES:
Investment advisory, administrative,
and program support fees	518,475	158,018
Custody fees	64,059	19,508
Distribution fees	133,952	39,017
Other fees and expenses	33,487	9,754

Total Expenses	749,973	226,297

NET INVESTMENT INCOME	$1,522,501	$414,198

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the period July 1, 2002 to December 31, 2002

		Direct Government
	Diversified Portfolio	Obligation Portfolio
From Investment Activities:
Net investment income
distributed to unitholders	$1,522,501	$414,198

From Unit Transactions:
(at constant net asset value of $1
per unit)
Units sold	$442,275,497	$38,664,158
Units issued in reinvestment
of dividends from net
investment income	1,522,501	414,198
Units redeemed	(400,573,644)	(28,190,731)
Net increase (decrease) in net assets
derived from unit transactions	43,224,354	10,887,625

Net assets at beginning of period	253,948,247	66,461,330

Net assets at end of period	$297,172,601	$77,348,955

See accompanying notes to financial statements

DIVERSIFIED PORTFOLIO
Selected Data for Each Unit of Portfolio
Outstanding Through Each Period*	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.011	0.028	0.060	0.048	0.048
Dividends Distributed	(0.011)	(0.028)	(0.060)	(0.048)	(0.048)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.14%	2.79%	6.02%	4.79%	4.81%
Ratio of Expenses to Average Net Assets	0.56%	0.56%	0.56%	0.57%	0.57%
Ratio of Net Income to Average Net Assets	1.14%	2.79%	6.02%	4.79%	4.81%
Net Assets, End of Period (000 Omitted)	$297,173	$316,691	$238,635	$213,110	$192,712

DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Selected Data for Each Unit of Each Portfolio
Outstanding Through Each Period*	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.011	0.024	0.059	0.046	0.047
Dividends Distributed	(0.011)	(0.024)	(0.059)	(0.046)	(0.047)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.07%	2.43%	5.92%	4.63%	4.68%
Ratio of Expenses to Average Net Assets	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets	1.07%	2.43%	5.92%	4.63%	4.68%
Net Assets, End of Period (000 Omitted)	$77,349	$82,433	$67,438	$61,810	$72,730

*For the six month period ending December 31, annualized.
See accompanying notes to financial statements

IOWA PUBLIC AGENCY INVESTMENT TRUST
Notes to Financial Statements (Unaudited)

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, including the Diversified Portfolio and Direct Government Obligation Portfolios. The accompanying financial statements include activities of the Diversified and Direct Government Obligation Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank Iowa N.A., serves as the Custodian, and Investors Management Group serves as the Investment Adviser, Administrator and Program Support Provider.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2002, the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $115,609,813 and $50,725,744 for the Diversified and Direct Government Obligation Portfolios, repsectively.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the Iowa multiple financial institution collateral pool in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian, are paid an annual fee for operating the investment programs.

For each of the portfolios, IMG receives .305 percent of the average daily net asset value up to $150 million, .260 percent from $150 to $300 million, and .215 percent exceeding $300 million for investment adviser and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. For the six month period ended December 31, 2002 the Diversified and Direct Government Obligation Portfolios paid $518,475 and $158,018, respectively, to IMG for services provided.

For each of the portfolios, Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. For the six month period ended December 31, 2002 the Diversified and Direct Government Obligation Portfolios paid $64,059 and $19,508, respectively, to Wells Fargo for services provided.

Under a distribution plan, the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the six month period ended December 31, 2002 the Diversified and Direct Government Obligation Portfolios paid $85,242 and $36,575, respectively, to the Iowa League of Cities, and $18,109 and $2,442, respectively, to the Iowa Association of Municipal Utilities. For the six month period ended December 31, 2002, the Diversified Portfolio paid $30,601 to the Iowa State Association of Counties. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2)SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified and Direct Government Obligation Portfolios aggregated $9,404,368,756 and $6,003,815,713, respectively, for the six month period ended December 31, 2002. Proceeds from maturities of securities for the Diversified and Direct Government Obligation Portfolios aggregated $9,422,562,248 and $5,983,845,000, respectively, for the six month period ended December 31, 2002.

[THIS PAGE LEFT BLANK INTENTIONALLY]

[THIS PAGE LEFT BLANK INTENTIONALLY]

BOARD OF TRUSTEES
Don Kerker, Director of Finance and Administrative Services, Muscatine Power and Water, Chair	Paul Oldham, Office Manager, Algona Municipal Utilities, Trustee
Tom Hanafan, Mayor, Council Bluffs, Vice Chair	Jody E. Smith, Finance Officer, City of West Des Moines, Trustee
Diane Kiefer, Treasurer, Wapello County, Second Vice Chair	Bob Haug, Executive Director, Iowa Association of Municipal Utilities, Ex-Officio Member and Secretary
Robert Hagey, Treasurer, Sioux County, Trustee	Thomas Bredeweg, Executive Director, Iowa League of Cities, Ex-Officio Member and Treasurer
Jim Ahrenholtz, Office Manager, Denison Municipal Utility, Trustee	William Peterson, Executive Director, Iowa State Association of Counties, Ex-Officio Member and Assistant Secretary
William Kinney, Treasurer, City of Cedar Rapids, Trustee
Floyd Magnusson, Supervisor, Webster County, Trustee

SERVICE PROVIDERS

Administrator - Investment Adviser:

Investors Management Group
1415 28th Street, Suite 200
West Des Moines, IA 50266-1450

Custodian:

Wells Fargo Bank Iowa, N.A.
666 Walnut, P.O. Box 837
Des Moines, IA 50304

Legal Counsel:

Ahlers, Cooney, Dorweiler, Haynie,
Smith & Allbee, P.C.
100 Court Avenue, Ste. 600
Des Moines, IA 50309

Independent Auditors:

KPMG LLP
2500 Ruan Center
Des Moines, IA 50309

IOWA PUBLIC AGENCY INVESTMENT TRUST
www.ipait.org
P.O. Box 71158
Clive, Iowa 50325
(800) 872-4024